5. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plan And Stock-Based Compensation Details 1
Outstanding Beginning	7,708,400	1,578,400	78,400
Granted, Shares	708,000	6,130,000	1,921,237
Exercised, Shares	0
Options forfeited/cancelled, Shares	(2,530,000)		(421,237)
Outstanding End	5,886,400	7,708,400	1,578,400
Outstanding Beginning, Exercise Price Per Share, Minimum	$ 0.10	$ 0.10
Outstanding Beginning, Exercise Price Per Share, Maximum	$ 1.85	$ 1.85	$ 1.85
Granted, Exercise Price Per Share, Minimum	0.42	0.10	0.10
Granted, Exercise Price Per Share, Maximum	1.00	0.50	0.25
Exercised, Exercise Price Per Share
Options forfeited/cancelled, Exercise Price Per Share, Minimum	$ 0.50
Options forfeited/cancelled, Exercise Price Per Share, Maximum	$ 1.00
Outstanding End, Exercise Price Per Share, Minimum	$ 0.10	$ 0.10	$ 0.10
Outstanding End, Exercise Price Per Share, Maximum	$ 1.85	$ 1.85	$ 1.85
Outstanding Beginning, Weighted Average Exercise Price	$ 0.42	$ 0.19	$ 1.85
Granted, Weighted Average Exercise Price	$ 0.68	$ 0.48	$ 0.13
Exercised, Weighted Average Exercise Price
Options forfeited/cancelled, Weighted Average Exercise Price	$ 0.51		$ 0.25
Outstanding End, Weighted Average Exercise Price	$ 0.42	$ 0.42	$ 0.19